Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	37,625,663
Proposed Maximum Offering Price per Unit	16.59
Maximum Aggregate Offering Price	$ 624,209,749.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 86,203.37
Offering Note	(1) Represents the shares of Common Stock of the registrant that may be offered for resale by the selling shareholders pursuant to the prospectus included in the registration statement to which this exhibit is attached. (2) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Stock Market LLC on September 4, 2026, which date is within five business days prior to filing this registration statement.